Summary of Significant Accounting Policies - Recently Issued Accounting Standards (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Adjustment to retained earnings	$ 508,007		$ 508,007		$ 473,921	$ 424,239	$ 473,942
Acceleration of revenue	6,926	$ 5,065	19,504	$ 14,464
Cost of goods sold	3,749	$ 3,048	10,338	$ 8,911	12,080	$ 12,606
Difference between revenue guidance before and after 606 | ASU 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Adjustment to retained earnings							$ 21
Acceleration of revenue	$ (200)		$ (500)
Pro forma | Difference between revenue guidance before and after 606 | ASU 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Adjustment to retained earnings					500
Acceleration of revenue					1,500
Cost of goods sold					500
Reserve for returns					$ 1,500